Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Composition of Intangible and other long-term assets
Gross Amount	$ 950,756	$ 136,048
Accumulated Amortization	(20,620)	(22,065)
Net Balance	930,136	113,983
Deferred compensation plan assets [Member]
Composition of Intangible and other long-term assets
Gross Amount	10,598	10,820
Accumulated Amortization
Net Balance	10,598	10,820
Escrowed cash [Member]
Composition of Intangible and other long-term assets
Gross Amount	50,196	33,013
Accumulated Amortization
Net Balance	50,196	33,013
Restricted cash [Member]
Composition of Intangible and other long-term assets
Gross Amount	785,280
Accumulated Amortization
Net Balance	785,280
Long-term assets held as major replacement spares [Member]
Composition of Intangible and other long-term assets
Gross Amount	13,806	19,999
Accumulated Amortization
Net Balance	13,806	19,999
Customer relationships [Member]
Composition of Intangible and other long-term assets
Gross Amount	23,707	23,306
Accumulated Amortization	(6,144)	(4,317)
Net Balance	17,563	18,989
Trade names [Member]
Composition of Intangible and other long-term assets
Gross Amount	18,005	17,924
Accumulated Amortization	(2,706)	(1,622)
Net Balance	15,299	16,302
Non-compete agreements [Member]
Composition of Intangible and other long-term assets
Gross Amount	1,697	1,320
Accumulated Amortization	(1,126)	(1,211)
Net Balance	571	109
Debt acquisition costs [Member]
Composition of Intangible and other long-term assets
Gross Amount	41,449	25,886
Accumulated Amortization	(10,039)	(14,412)
Net Balance	31,410	11,474
Other [Member]
Composition of Intangible and other long-term assets
Gross Amount	6,018	3,780
Accumulated Amortization	(605)	(503)
Net Balance	$ 5,413	$ 3,277